Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in hand	€ 1	€ 9
Cash at bank	168,269	126,071
Clearing accounts	0	(1)
CASH AND CASH EQUIVALENTS	€ 168,271	€ 126,080	€ 289,400